Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Assets Measured at Fair Value on Recurring Basis

The fair value of the Company’s assets measured at fair value on a recurring basis by level within the fair value hierarchy are as follows (in thousands):

		December 31, 2025
	Level 1	Level 2	Level 3	Fair Value

Corporate bonds	$-	$2,655	$-	$2,655
Mutual funds	4,370	-	-	4,370
Total	4,370	2,655	-	7,025

		December 31, 2024
	Level 1	Level 2	Level 3	Fair Value

Corporate bonds	$-	$2,367	$-	$2,367
Treasury bills	-	533	-	533
Mutual funds	4,283	-	-	4,283
Investment in associate			2,119	2,119
Total	4,283	2,900	2,119	9,302